Cover Page Cover Page	Feb. 18, 2021	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	7047 E Greenway Pkwy Suite 250,
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000912093
Entity Ex Transition Period	false